Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2013
Convertible preferred stock, par value (in dollars per share)	$ 0.0001
Convertible preferred stock, shares authorized	211,775,287
Common stock, par value (in dollars per share)	$ 0.0001
Common stock, shares authorized	312,825,000
Common stock, shares issued	588,988
Common stock, shares outstanding	588,733
Series A-1 preferred stock
Convertible preferred stock, par value (in dollars per share)	$ 0.0001
Convertible preferred stock, shares authorized	675,000
Convertible preferred stock, shares issued	29,346
Convertible preferred stock, shares outstanding	29,346
Convertible preferred stock, liquidation preference (in dollars)	$ 607,500
Series A-2 preferred stock
Convertible preferred stock, par value (in dollars per share)	$ 0.0001
Convertible preferred stock, shares authorized	16,575,000
Convertible preferred stock, shares issued	717,379
Convertible preferred stock, shares outstanding	717,379
Convertible preferred stock, liquidation preference (in dollars)	16,500,000
Series B preferred stock
Convertible preferred stock, par value (in dollars per share)	$ 0.0001
Convertible preferred stock, shares authorized	151,812,780
Convertible preferred stock, shares issued	6,570,106
Convertible preferred stock, shares outstanding	6,570,106
Convertible preferred stock, liquidation preference (in dollars)	64,222,931
Series C preferred stock
Convertible preferred stock, par value (in dollars per share)	$ 0.0001
Convertible preferred stock, shares authorized	16,700,007
Convertible preferred stock, shares issued	724,632
Convertible preferred stock, shares outstanding	724,632
Convertible preferred stock, liquidation preference (in dollars)	15,000,006
Series D preferred stock
Convertible preferred stock, par value (in dollars per share)	$ 0.0001
Convertible preferred stock, shares authorized	26,012,500
Convertible preferred stock, shares issued	1,086,956
Convertible preferred stock, shares outstanding	1,086,956
Convertible preferred stock, liquidation preference (in dollars)	$ 30,000,000